OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2012
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 9 -     OTHER ASSETS, NET

Other assets, net consist of the following:

	As of December 31,
	2012	2011
Prepaid long-term land lease, net (see Note 16C)	$4,020	$4,141
Debenture issuance expenses, net and deferred financing charges	7,551	4,615
Prepaid expenses - long-term and others	2,197	5,311
	$13,768	$14,067